Stock-Based Compensation Plans	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION PLANS
STOCK-BASED COMPENSATION PLANS
The Company provides stock-based compensation benefits to employees and non-employee directors pursuant to its 2014 Long Term Incentive Plan (the “Incentive Plan”), as well as to employees pursuant to its 1998 Employee Stock Purchase Plan, as amended (the “Purchase Plan”).
Long Term Incentive Plan
The 2007 Long Term Incentive Plan (the “Prior Plan”) provided for the issuance of up to 7.5 million shares for grants to non-employee directors, officers and other employees of the Company and its subsidiaries. On May 20, 2014, the Company’s shareholders approved the Incentive Plan, which replaced the Prior Plan. The Incentive Plan provides for the grant of options (including options qualified as incentive stock options under the Internal Revenue Code of 1986 and options that are non-qualified), restricted stock, performance awards, bonus stock, and phantom stock to the Company’s employees, consultants, non-employee directors and officers. The Incentive Plan expires on May 21, 2024. The terms of the awards (including vesting schedules) are established by the Compensation Committee of the Company’s Board of Directors. The maximum number of shares that may be issued under the Incentive Plan is limited to (i) 1.2 million shares, plus (ii) the number of shares available for future issuance under the Prior Plan as of May 20, 2014, plus (iii) the number of shares subject to awards that were outstanding as of May 20, 2014 to the extent any such award lapses or terminates without all shares subject to those awards being issued to the holder of such award or without such holder receiving a cash settlement of such award. As of December 31, 2014, there were 1,711,034 shares available for issuance under the Incentive Plan.
Restricted Stock Awards
Under the Incentive Plan, the Company grants to non-employee directors and certain employees restricted stock awards or, at their election, restricted stock units at no cost to the recipient. Restricted stock awards qualify as participating securities as each award contains non-forfeitable rights to dividends. As such, the two-class method is required for the computation of earnings per share. See Note 6, “Earnings Per Share” for further details. Restricted stock awards are considered outstanding at the date of grant, but are subject to vesting periods from upon issuance up to five years. Restricted stock units are considered vested at the time of issuance, however, since they cannot vote, they are not considered outstanding when issued. Restricted stock units settle in shares of common stock upon the termination of the grantees’ employment or directorship. In the event an employee or non-employee director terminates his or her employment or directorship with the Company prior to the lapse of the restrictions, the shares, in most cases, will be forfeited to the Company. Compensation expense for these awards is calculated based on the market price of the Company’s common stock at the date of grant and recognized over the requisite service period. Forfeitures are estimated at the time of valuation and reduce expense ratably over the vesting period. This estimate is adjusted annually based on the extent to which actual or expected forfeitures differ from the previous estimate.
A summary of the restricted stock awards as of December 31, 2014, along with the changes during the year then ended, is as follows:

	Awards	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2013	933,740	$49.87
Granted	315,090	69.85
Vested	(283,970)	42.44
Forfeited	(53,510)	53.70
Nonvested at December 31, 2014	911,350	$58.86

The total fair value of restricted stock awards which vested during the years ended December 31, 2014, 2013 and 2012, was $12.1 million, $9.8 million and $8.9 million, respectively.
Employee Stock Purchase Plan
The Purchase Plan authorizes the issuance of up to 3.5 million shares of common stock and provides that no options to purchase shares may be granted under the Purchase Plan after March 6, 2016. The Purchase Plan is available to all employees of the Company and its participating subsidiaries and is a qualified plan as defined by Section 423 of the Internal Revenue Code. At the end of each fiscal quarter (the “Option Period”) during the term of the Purchase Plan, employees can acquire shares of common stock from the Company at 85% of the fair market value of the common stock on the first or the last day of the Option Period, whichever is lower. As of December 31, 2014, there were 516,710 shares available for issuance under the Purchase Plan. During the years ended December 31, 2014, 2013 and 2012, the Company issued 103,254, 104,295, and 106,782 shares, respectively, of common stock to employees participating in the Purchase Plan.
The weighted average fair value of employee stock purchase rights issued pursuant to the Purchase Plan was $15.15, $14.37, and $11.90 during the years ended December 31, 2014, 2013 and 2012, respectively. The fair value of stock purchase rights is calculated using the grant date stock price, the value of the embedded call option and the value of the embedded put option.
Stock-Based Compensation
Total stock-based compensation cost was $16.0 million, $13.9 million, and $11.9 million for the years ended December 31, 2014, 2013 and 2012, respectively. Total income tax benefit recognized for stock-based compensation arrangements was $4.4 million, $3.7 million, and $3.2 million for the years ended December 31, 2014, 2013 and 2012, respectively.
As of December 31, 2014, there was $41.4 million of total unrecognized compensation cost related to stock-based compensation arrangements which is expected to be recognized over a weighted-average period of 3.5 years.
Cash received from Purchase Plan purchases was $6.0 million for the year ended December 31, 2014. Cash received from option exercises and Purchase Plan purchases was $5.6 million and $5.7 million for the years ended 2013 and 2012, respectively. The tax benefit realized for the tax deductions from options exercised and vesting of restricted shares totaled $1.8 million, $3.0 million and $3.0 million and increased additional paid in capital for the years ended December 31, 2014, 2013 and 2012, respectively.
Tax benefits relating to excess stock-based compensation deductions are presented as a financing cash inflow, so the Company classified $1.8 million, $3.0 million and $2.9 million of excess tax benefits as an increase in financing activities and a corresponding decrease in operating activities in the Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012, respectively.
The Company issues new shares or treasury shares, if available, when restricted stock vests. With respect to shares issued under the Purchase Plan, the Company’s Board of Directors has authorized specific share repurchases to fund the shares issuable under the Purchase Plan